Stockholder's Equity - Warrants (Details) - Redeemable warrants	3 Months Ended	9 Months Ended
	Sep. 30, 2020	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Public Warrants exercisable term from the closing of the initial public offering	1 year	1 year
Public Warrants expiration term	5 years	5 years